UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2011

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    LAKESHORE CAPITAL, LLC
Address: 3755 CORPORATE WOODS DRIVE, SUITE 200

         BIRMINGHAM, AL  35242

13F File Number:  28-12681

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Joel Conn
Title:     President
Phone:     (205)-313-9000

Signature, Place, and Date of Signing:

     /s/  Joel Conn     Birmingham, AL     November 9, 2011



Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     51

Form13F Information Table Value Total:     $94,390 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Altria Group Inc               COM              02209s103      173     6455 SH       SOLE                     6455
                                                                94     3500 SH       OTHER                                      3500
Anadarko Petroleum             COM              032511107     7042   111691 SH       SOLE                   108791              2900
                                                                76     1200 SH       OTHER                     200              1000
Apache Corp                    COM              037411105     4534    56509 SH       SOLE                    54934              1575
                                                                42      525 SH       OTHER                                       525
BB&T Corporation               COM              054937107     7015   328883 SH       SOLE                   320699              8184
                                                               118     5511 SH       OTHER                    3240              2271
Blackrock MuniVest Fd          COM              09253r105      179    17685 SH       SOLE                    17685
                                                               191    18850 SH       OTHER                   18850
CSX Corporation                COM              126408103      168     9000 SH       SOLE                     9000
                                                                56     3000 SH       OTHER                                      3000
Cenovus Energy Inc             COM              15135u109     5018   163403 SH       SOLE                   159073              4330
                                                                 6      200 SH       OTHER                     200
Chevrontexaco Corp             COM              166764100     6803    73477 SH       SOLE                    71460              2017
                                                               506     5469 SH       OTHER                     725              4744
Conocophillips                 COM              20825C104     5823    91966 SH       SOLE                    89644              2322
                                                                34      541 SH       OTHER                                       541
Duke Energy Corp               COM              26441C105      686    34330 SH       SOLE                    34330
                                                                94     4700 SH       OTHER                    2200              2500
Eagle Bancorp Inc              COM              268948106      209    17738 SH       SOLE                    17518               220
                                                                 7      563 SH       OTHER                                       563
Encana Corp                    COM              292505104     3505   182437 SH       SOLE                   178257              4180
                                                                 6      300 SH       OTHER                     300
Hewlett-Packard Co             COM              428236103     5301   236119 SH       SOLE                   230243              5876
                                                                28     1255 SH       OTHER                     755               500
MDU Resources Group            COM              552690109     5386   280678 SH       SOLE                   274309              6369
                                                                81     4225 SH       OTHER                    1975              2250
Merck & Co Inc                 COM              58933Y105     3684   112651 SH       SOLE                   109943              2708
                                                                29      900 SH       OTHER                     900
Microsoft Corp                 COM              594918104     2932   117782 SH       SOLE                   115022              2760
                                                                19      750 SH       OTHER                     250               500
Middleburg Financial           COM              596094102      773    51545 SH       SOLE                    50845               700
                                                                28     1900 SH       OTHER                                      1900
Nabors Industries Ltd          COM              G6359F103     2439   198929 SH       SOLE                   194174              4755
                                                                 4      300 SH       OTHER                     300
National Oilwell Varco         COM              637071101     4728    92307 SH       SOLE                    89877              2430
                                                                26      500 SH       OTHER                                       500
PNC Financial Services         COM              693475105     6093   126430 SH       SOLE                   123226              3204
                                                                57     1180 SH       OTHER                     407               773
Philip Morris Intl Inc         COM              718172109      343     5505 SH       SOLE                     5505
                                                               218     3500 SH       OTHER                                      3500
Rayonier Inc                   COM              754907103     7609   206825 SH       SOLE                   201498              5327
                                                               147     4003 SH       OTHER                    1753              2250
Spectra Energy                 COM              847560109     3190   130039 SH       SOLE                   127158              2881
                                                                35     1440 SH       OTHER                    1190               250
Stonegate Bk Ft Lauderdale     COM              861811107      209    14800 SH       SOLE                    14800
                                                                56     4000 SH       OTHER                                      4000
Torchmark Corp                 COM              891027104     2636    75615 SH       SOLE                    75615
Washington Real Estate         COM              939653101     5847   207473 SH       SOLE                   202161              5312
                                                               107     3805 SH       OTHER                    2255              1550